Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2014
Accounting Policies
Accounts receivable, allowance for doubtful accounts
The changes in the allowance for doubtful accounts during the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
(Dollars in thousands)
Beginning balance	$65,604	$33,415	$31,071
Additions, net of recoveries	107,861	105,629	74,695
Deductions	(124,828)	(73,440)	(72,351)
Ending balance (1)	$48,637	$65,604	$33,415

(1)	In 2014, this balance includes a $6.1 million allowance related to the long-term portion of unbilled equipment installment receivables.